Income Taxes (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Taxes [Abstract]
Profit (loss) before income taxes from continuing operations	$ 51,056	$ 27,369	$ (53,388)
Primary tax rate of the Company	23.00%	23.00%	23.00%
Tax calculated according to the Company’s primary tax rate	$ 11,743	$ 6,295	$ (12,279)
Increase (decrease) in income taxes Additional tax (tax saving) in respect of:
No controlling share in the profits / losses of investee partnerships	(896)	(531)	846
Different tax rate of foreign subsidiaries	(1,644)	(2,370)	(839)
Non-deductible expenses and exempt income	3,150	1,853	2,358
Exempt income	(1,170)	(354)	(7)
Losses and benefits for tax purposes for which tax assets were not created in the past, for which deferred taxes were recognized during the reporting period	0	0	(38)
Utilization of tax losses and benefits from prior years	310	179	128
Adjustments due to changes in tax rates	0	0	(5)
Temporary difference in respect of subsidiaries for which deferred taxes were not recognized	1,270	631	(257)
Change in taxes in respect of previous years	143	(77)	(2,541)
Other tax effects for reconciliation between accounting profit and tax expense (income)	37	68	281
Total income taxes from continuing operations as presented in profit or loss	$ (12,943)	$ (5,694)	$ 12,353